Nonoperating Income (Expense) (Narrative) (FY) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Impairment of equity method investment	$ 15	$ 0	$ 15	$ 15	$ 0	$ 0
Proceeds from sale of product lines				0	0	26
Gains on sale of product lines		$ (15)	$ 0	$ 0	$ 0	8
Gain on sale of product lines, net of tax						$ 7